Unaudited Interim Condensed Statements of Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Diluted loss per share	$ (0.54)	$ (0.54)